Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 $ / shares
Summary of Significant Accounting Policies [Line Items]
Price per warrant (in Dollars per share) | $ / shares	$ 240
Allowance for expected credit losses | $
recognized an impairment loss | $	30,000.00
Underpayment of taxes	14,572	¥ 100,000
Accrued income tax payable | $
Interest or penalties | $
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant (in Dollars per share) | $ / shares	$ 0.04			$ 0.05
Exercise price (in Dollars per share) | $ / shares	$ 230
Warrants issued (in Shares) | shares	350,000
Private Warrants [Member] | Warrant Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants issued (in Shares) | shares	350,000
Representative Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant (in Dollars per share) | $ / shares	$ 0.08			$ 0.1
Warrants issued (in Shares) | shares	690,000
Representative Warrants [Member] | Warrant Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Price per warrant (in Dollars per share) | $ / shares	$ 240
Warrants issued (in Shares) | shares	690,000
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants issued (in Shares) | shares	13,800,000